INVESTMENT SECURITIES (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 27, 2010	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Holdings [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Total		178		42	66
Marketable Securities, Total				$ 138,041,000	$ 138,331,000
Securities Issued By Federal Home Loan Banks Estimated Market Value				103,023,000	121,153,000
Securities Issued By Mortgage Backed Securities Estimated Market Value				129,820,000	160,168,000
Proceeds from Sale of Available-for-sale Securities, Total		56,433,000	32,824,000	53,034,000	10,365,000	162,252,000
Available-for-sale Securities, Gross Realized Gains				1,546,000	1,086,000	3,378,000
Available-for-sale Securities, Gross Realized Losses				266,000	2,000	118,000
Available For Sale Securities Tax Net Realized Gains				435,000	368,000	1,109,000
Held-to-maturity Securities, Sold at Par	150,000
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	151,000	31,881,000		38,786,000	35,364,000
Held To Maturity Securities Gross Realized Losses	$ 1,000